Shareholders' Equity (Warrants Outstanding to Purchase Common Stock) (Parenthetical) (Details) In Thousands, except Per Share data, unless otherwise specified								1 Months Ended		0 Months Ended	1 Months Ended
	Dec. 31, 2014	May 28, 2014 USD ($)	May 28, 2014 CAD	Sep. 03, 2014 expiration date of April 30, 2015 [Member] USD ($)	Jun. 30, 2014 expiration date of April 30, 2015 [Member] USD ($)	Sep. 03, 2014 expiration date of March 29, 2016 [Member] USD ($)	Jun. 30, 2014 expiration date of March 29, 2016 [Member] USD ($)	Apr. 30, 2010 Private Placement [Member] CAD	Mar. 29, 2011 Nonbroker Rights Offering [Member] CAD	Dec. 03, 2014 Nonbroker Rights [Member] USD ($)	Nov. 22, 2013 Nonbroker Rights [Member] USD ($)	Sep. 03, 2014 Nonbroker Rights [Member] USD ($)
Class of Warrant or Right [Line Items]
Issuance of stock								240,066	84,559	732	4,000
Issuance of stock, price per share								0.03	0.03	$ 3.00	$ 0.40
Proceeds from issuance of unit								7,200	2,547	$ 2,197	$ 1,600
Common shares issuable upon exercise of outstanding warrants	(4,201)	(540)	(540)		(180)		(180)	(54)	(54)
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 1.50	4.32	$ 1.50	$ 0.50	$ 1.50	$ 0.50	4.32	4.32		$ 0.50	$ 1.50
Class Of Warrant Or Right Number Of Securities Called By Each Warrant Or Right Description										(A) the day that is two years from the date of issue or (B) if at any time from the date of issue (i) the common shares trade on the TSX at a price greater than CAD$5.00 per common share (subject to customary adjustments) for at least twenty-five (25) trading days within any thirty (30) trading day period (the Triggering Event) and (ii) the Company elects to deliver a notice to the holder within ten (10) trading days of the Triggering Event, the day that is 30 days after such notice, in either event at a price equal to 3.60 per whole common share.